Net gains/(losses) on financial instruments classified as available for sale (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net gains/(losses) on financial instruments classified as available for sale [Abstract]
Fixed income securities	[1]	R$ 49,963	R$ (1,918,595)	R$ (346,032)
Equity securities	[1]	437,054	459,223	(577,401)
Dividends received		83,341	117,972	251,623
Total		R$ 570,358	R$ (1,341,400)	R$ (671,810)

[1]	Includes impairment losses of R$ 1,729,039 thousand (2016 - R$ 2,106,107 thousand and 2015 - R$ 424,552 thousand).